Consolidated Statements of Changes in Shareholders' Equity	Total USD ($)	Total CNY	Class A and Class B ordinary shares CNY	Treasury stock CNY	Additional paid-in capital CNY	Statutory reserve CNY	Accumulated other comprehensive (loss)/income CNY	Retained earnings CNY	Non-controlling interest CNY
Balance at Dec. 31, 2009		2,315,549,837	198,506		381,099,428	181,563,507	(65,453,442)	1,799,851,169	18,290,669
Balance (in shares) at Dec. 31, 2009			249,128,385
Increase (Decrease) in Stockholders' Equity
Net profit		826,562,667						840,700,773	(14,138,106)
Foreign currency translation gain (loss)		(503,180)					(503,180)
Share-based compensation cost		98,723,134			98,723,134
Appropriation to statutory reserves						57,700,883		(57,700,883)
Ordinary shares issued upon exercise of employee stock options		11,265,445	1,285		11,264,160
Ordinary shares issued upon exercise of employee stock options (in shares)			1,882,695
Excess tax benefits from share-based awards		769,168			769,168
Acquisition of businesses (Note 10)		123,945,972							123,945,972
Change in the Company's economic interests in an affiliate (Note 10)		(16,885,051)			1,233,434				(18,118,485)
Capital contribution from non-controlling interest and VIE shareholders		160,000							160,000
Balance at Dec. 31, 2010		3,359,587,992	199,791		493,089,324	239,264,390	(65,956,622)	2,582,851,059	110,140,050
Balance (in shares) at Dec. 31, 2010			251,011,080
Increase (Decrease) in Stockholders' Equity
Net profit		980,062,680						983,986,415	(3,923,735)
Foreign currency translation gain (loss)		5,525,927					5,525,927
Share-based compensation cost		105,298,256			105,298,256
Appropriation to statutory reserves						31,541,131		(31,541,131)
Ordinary shares issued upon exercise of employee stock options		8,990,520	1,104		8,989,416
Ordinary shares issued upon exercise of employee stock options (in shares)			1,730,880
Repurchase of shares		(444,283,323)		(444,283,323)
Repurchase of shares (in shares)				(21,832,745)
Cancellation of repurchased shares			(13,947)	444,283,323	(444,269,376)
Cancellation of repurchased shares (in shares)			(21,832,745)	21,832,745
Change in the Company's economic interests in an affiliate (Note 10)		8,090,000							8,090,000
Disposal of film and television business (Note 11)		(44,047,547)			48,813,417	(2,790,728)		2,790,728	(92,860,964)
Capital contribution from non-controlling interest and VIE shareholders		6,184,165			500,000				5,684,165
Balance at Dec. 31, 2011		3,985,408,670	186,948		212,421,037	268,014,793	(60,430,695)	3,538,087,071	27,129,516
Balance (in shares) at Dec. 31, 2011			230,909,215
Increase (Decrease) in Stockholders' Equity
Net profit	87,838,682	547,243,768						540,650,188	6,593,580
Foreign currency translation gain (loss)	(3,228,277)	(20,112,491)					(20,112,491)
Share-based compensation cost		71,144,592			71,144,592
Appropriation to statutory reserves						4,923,933		(4,923,933)
Ordinary shares issued upon exercise of employee stock options		45,856,553	7,012		45,849,541
Ordinary shares issued upon exercise of employee stock options (in shares)			11,138,640
Dividends to shareholders (Note 23)		(607,623,579)						(607,623,579)
Change in the Company's economic interests in an affiliate (Note 10)		(10,120,504)			389,338				(10,509,842)
Capital contribution from non-controlling interest and VIE shareholders		3,000							3,000
Balance at Dec. 31, 2012	$ 643,938,302	4,011,800,009	193,960		329,804,508	272,938,726	(80,543,186)	3,466,189,747	23,216,254
Balance (in shares) at Dec. 31, 2012			242,047,855